INCOME TAXES (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
PRC	$ 62,648	388,704	161,550	37,021
Non-PRC	(47,997)	(297,800)	(50,862)	(22,262)
Income before taxes	14,651	90,904	110,688	14,759
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expenses	1,787	11,087	14,760	2,513
Deferred income tax (benefit) expenses	2,080	12,906	33,910	2,402
Income tax (benefit) expenses for the year	$ 3,867	23,993	48,670	4,915